NET INCOME (LOSS) PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NET INCOME (LOSS) PER SHARE
Net income (loss) attributable to Bona Film Group Limited	$ 5,656,266	$ (1,283,882)	$ 14,432,081
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	29,870,809	29,514,979	29,353,936
Employee share options (treasury effect) (in shares)	565,919		490,526
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per ordinary share (in shares)	30,436,728	29,514,979	29,844,462
Net income (loss) per ordinary share-basic (in dollars per share)	$ 0.19	$ (0.04)	$ 0.49
Net income (loss) per ordinary share-diluted (in dollars per share)	$ 0.19	$ (0.04)	$ 0.48
Securities excluded from the computation of diluted net income per share	3,014,086	3,478,713	1,715,482